Investment Portfolioas of May 31, 2026 (Unaudited)
DWS Multi-Asset Moderate Allocation Fund
	Shares	Value ($)

Equity — Equity Funds 50.3%
DWS Emerging Markets Equity Fund "Institutional" (a)	36,584	1,085,449
DWS Equity 500 Index Fund "Institutional" (a)	46,733	8,503,579
DWS RREEF Global Infrastructure Fund "Institutional" (a)	21,202	353,231
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	6,000	48,479
DWS RREEF Real Estate Securities Fund "Institutional" (a)	27,598	652,691
DWS Small Cap Core Fund "S" (a)	10,779	629,245
Total Equity — Equity Funds (Cost $8,622,005)		11,272,674

Equity — Exchange-Traded Funds 12.4%
iShares Core MSCI Europe ETF	13,286	1,008,939
iShares MSCI Japan ETF	3,694	343,394
iShares MSCI Pacific ex Japan ETF	4,158	230,520
iShares Russell 2000 ETF	973	282,589
Vanguard S&P 500 ETF	770	535,527
Xtrackers RREEF Global Natural Resources ETF (b)	11,037	371,654
Total Equity — Exchange-Traded Funds (Cost $2,020,459)		2,772,623

Fixed Income — Bond Funds 7.8%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	9	68
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	50,516	352,605
DWS High Income Fund "Institutional" (a)	311,043	1,387,252
Total Fixed Income — Bond Funds (Cost $1,619,295)		1,739,925

Fixed Income — Exchange-Traded Funds 25.3%
iShares Core International Aggregate Bond ETF	11,370	571,570
iShares GNMA Bond ETF	32,749	1,450,126
iShares JPMorgan USD Emerging Markets Bond ETF	7,880	759,868
iShares U.S. Treasury Bond ETF	36,227	825,070
VanEck JPMorgan EM Local Currency Bond ETF	6,363	163,020
Vanguard Intermediate-Term Corporate Bond ETF	23,076	1,911,846
Total Fixed Income — Exchange-Traded Funds (Cost $5,556,069)		5,681,500

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.5%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.52% (c), 8/6/2026 (d) (Cost $113,066)	113,800	113,045

	Shares	Value ($)

Fixed Income — Money Market Funds 3.7%
DWS Central Cash Management Government Fund, 3.62% (a) (e) (Cost $821,570)	821,570	821,570

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $18,752,464)	100.0	22,401,337
Other Assets and Liabilities, Net	(0.0)	(5,068)
Net Assets	100.0	22,396,269
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended May 31, 2026 are as follows:
Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026
Equity — Equity Funds 50.3%
DWS Emerging Markets Equity Fund "Institutional" (a)
1,134,217	505,480	950,000	137,485	258,267	35,480	—	36,584	1,085,449
DWS Equity 500 Index Fund "Institutional" (a)
7,509,456	1,740,740	1,120,000	(25,359)	398,742	69,296	846,445	46,733	8,503,579
DWS RREEF Global Infrastructure Fund "Institutional" (a)
650,201	190,484	485,000	21,520	(23,974)	7,272	43,211	21,202	353,231
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)
749,936	—	719,000	62,913	(45,370)	—	—	6,000	48,479
DWS RREEF Real Estate Securities Fund "Institutional" (a)
53,097	963,230	425,000	1,864	59,500	6,230	—	27,598	652,691
DWS Small Cap Core Fund "S" (a)
586,409	6,743	—	—	36,093	901	5,842	10,779	629,245
Equity —Exchange-Traded Funds 1.6%
Xtrackers RREEF Global Natural Resources ETF (b)
114,709	221,441	—	—	35,504	3,243	—	11,037	371,654
Fixed Income — Bond Funds 7.8%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
66	1	—	—	1	4	—	9	68
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
320,269	325,758	350,000	(250)	56,828	20,758	—	50,516	352,605
DWS High Income Fund "Institutional" (a)
1,109,695	455,087	175,000	736	(3,266)	55,087	—	311,043	1,387,252
Fixed Income — Money Market Funds 3.7%
DWS Central Cash Management Government Fund, 3.62% (a) (e)
24,074	4,467,592	3,670,096	—	—	12,379	—	821,570	821,570
12,252,129	8,876,556	7,894,096	198,909	772,325	210,650	895,498	1,343,071	14,205,823

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Affiliated fund managed by DBX Advisors LLC.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At May 31, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	The rate shown is the annualized seven-day yield at period end.

EM: Emerging Markets
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's

At May 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
2 Year U.S. Treasury Note	USD	9/30/2026	3	619,267	619,687	420
5 Year U.S. Treasury Note	USD	9/30/2026	7	749,455	750,477	1,022
E-Mini NASDAQ 100 Index	USD	6/18/2026	2	1,109,931	1,216,210	106,279
Japanese Yen	USD	6/15/2026	4	320,852	314,350	(6,502)
U.S.Treasury Long Bond	USD	9/21/2026	2	223,717	224,438	721
Ultra Long U.S. Treasury Bond	USD	9/21/2026	5	570,795	572,031	1,236
Total net unrealized appreciation						103,176
At May 31, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2026	9	986,181	988,453	(2,272)
3 Year U.S. Treasury Note	USD	9/30/2026	2	419,183	419,797	(614)
Ultra 10 Year U.S. Treasury Note	USD	9/21/2026	7	782,190	784,547	(2,357)
Total unrealized depreciation						(5,243)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$11,272,674	$—	$—	$11,272,674
Equity — Exchange-Traded Funds	2,772,623	—	—	2,772,623
Fixed Income — Bond Funds	1,739,925	—	—	1,739,925
Fixed Income — Exchange-Traded Funds	5,681,500	—	—	5,681,500
Government & Agency Obligations	—	113,045	—	113,045
Fixed Income — Money Market Funds	821,570	—	—	821,570
Derivatives (a)
Futures Contracts	109,678	—	—	109,678
Total	$22,397,970	$113,045	$—	$22,511,015

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(11,745)	$—	$—	$(11,745)
Total	$(11,745)	$—	$—	$(11,745)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DMAMAT-PH3